other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
other long-term assets
Pension assets	$ 307	$ 453
Unbilled customer finance receivables	571	545
Derivative assets	250	76
Deferred income taxes	19	35
Costs incurred to obtain or fulfill contracts with customers	154	109
Real estate joint venture advances	114	114
Investment in real estate joint venture	1	1
Investment in associates	120	100
At fair value through net income	21	26
At fair value through other comprehensive income	467	370
Prepaid maintenance	61	62
Refundable security deposits and other	118	80
Total	$ 2,203	$ 1,971